Northern Lights Fund Trust

BTS Managed Income Fund

Incorporated herein by reference is the definitive version of the supplement for BTS Managed Income Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 20, 2018 (SEC Accession No. 0001580642-18-001647.